Operating Segment and Geographic Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Segment	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Number of reportable operating segments	3
Net sales indicated as Asia	¥ 141,048	¥ 99,634	¥ 53,225
Korea [Member]
Segment Reporting Information [Line Items]
Net sales indicated as Asia	29,687	20,752	10,334
Taiwan [Member]
Segment Reporting Information [Line Items]
Net sales indicated as Asia	27,591	21,835	12,805
China And Others [Member]
Segment Reporting Information [Line Items]
Net sales indicated as Asia	¥ 30,918	¥ 23,119	¥ 11,043
One Customer [Member]
Segment Reporting Information [Line Items]
Percentage of total consolidated net sales	29.00%	20.00%	20.00%
Other Customer [Member]
Segment Reporting Information [Line Items]
Percentage of total consolidated net sales	12.00%	7.00%	6.00%
Another Customer [Member]
Segment Reporting Information [Line Items]
Percentage of total consolidated net sales	2.00%	13.00%	2.00%